Warrant derivative liability (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Warrant derivative liability [Abstract]
Change in Fair Value of Warrant Derivative Liability
The following schedule shows the change in fair value of the warrant derivative liability as of March 31, 2020 and December 31, 2019:

Dollars in thousands	Warrant derivative liability
Balance as of December 31, 2019	$2,220
Change in fair value of derivative liability	(1,379)
Balance as of March 31, 2020	$841

The following schedule shows the change in fair value of the derivative liabilities as at December 31, 2019.

Dollars in thousands	Warrant liability
Assumption of warrants in May Acquisitions	$2,130
Change in fair value of warrant derivative liability	90
Balance as of December 31, 2019	$2,220

Warrant Liability Fair Value Measurement Inputs and Valuation Techniques
	May 6, 2019	December 31, 2019	March 31, 2020
Warrant derivative liability
Stock price	$6.00	$2.70	$1.15
Exercise price	$3.90	$1.62	$1.62
Expected remaining term (in years)	1.60 - 1.68	0.95 - 1.02	0.722
Volatility	64%	69%	95%
Risk-free interest rate	2.39%	1.60%	0.16%

	May 6, 2019	December 31, 2019
Warrant liability
Stock price	$6.00	$2.70
Exercise price	$3.90	$1.62
Expected remaining term (in years)	1.60 – 1.68	0.95 – 1.02
Volatility	64%	69%
Risk-free interest rate	2.39%	1.60%